Financial instruments by category	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments by category

Note 12 - Financial instruments by category:

The Company classified their financial assets and liabilities as follows:

	December 31, 2024		December 31, 2023
Financial assets at amortized cost:
Cash and cash equivalents	Ps.	1,447,166	Ps.	1,220,471
Short term bank deposits (1)		3,058,691		—
Sundry debtors		95,058		11,020

	December 31, 2024		December 31, 2023
Financial liabilities at amortized cost:
Debt with related parties	Ps.	—	Ps.	4,340,452
Accounts payable and accrued expenses		341,828		322,959
Suppliers		8,835,875		7,126,089
Debt		1,033,458		1,321,455
Lease liabilities		8,165,490		6,244,222

(1)
As of December 31, 2024, the Company opened Certificate of Deposit Accounts for a total principal amount of Ps.2,621,393 (US$150,000,000). In addition, the Company recognized an accrued interest of Ps. 79,183 in profit or loss (See Note 19).

Fair value of financial assets and liabilities measured at amortized cost

As of December 31, 2024 and 2023, the amount of cash and cash equivalents, short term bank deposits, sundry debtors and suppliers, approximate their fair value due to their short-term maturity. The net carrying amount of these accounts represents the expected cash flows to be received.

In addition, the estimated carrying amount and fair value of the liabilities measured at amortized costs as of December 31, are as follows:

		December 31, 2024				December 31, 2023 (1)
	Carrying amount		Fair value		Carrying amount		Fair value
Debt to related parties and third parties (1)	Ps.	—	Ps.	—	Ps.	4,790,168	Ps.	4,798,894

(1)
The estimated fair value of debt to related parties and debt to third parties was estimated together since both reflect the outstanding amount of the Promissory Notes issued by the Company. As of December 31, 2023, the fair value was determined based on the discounted cash flows, using a US$ composite rate, plus the credit spread of the Company and the country risk indicator if it applies. The fair value measurement of debt is considered within the Level 2 of the fair value hierarchy.

Long-term fixed-rate and variable-rate interest-bearing loans and borrowings are evaluated by the Company based on parameters such as interest rates, specific country risk factors, and the risk characteristics of the financed project.

As of December 31, 2024 and 2023, there were no transfers between the levels of the fair value hierarchy.

Fair value hierarchy

The following is an analysis of financial instruments measured in accordance with the fair value hierarchy. The 3 different levels used are presented below:

•
Level 1: Quoted prices for identical instruments in active markets.
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Level 2: Other valuations including quoted prices for similar instruments in active markets, which are directly or indirectly observable.
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Level 3: Valuations made through techniques where one or more of their significant data inputs are unobservable.